INCOME TAX (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Income Tax
Loss before tax	$ (17,746)	$ (6,859)	$ (3,160)	$ (4,304)
Combined statutory tax rates	27.00%	27.00%	27.00%	27.00%
Expected tax recovery	$ (4,791)	$ (1,852)	$ (853)
Non-deductible items	(60)	369	214
Share issuance costs		(1,198)	(134)
Other	(41)	94	(324)
Differences in foreign tax rates	9	(13)	2
Change in unrecognized deferred tax assets	5,085	3,064	1,171
Current income tax expense	$ 202	$ 464	$ 76